                          VAN KAMPEN AMERICAN CAPITAL
                         GREAT AMERICAN COMPANIES FUND
             SUPPLEMENT DATED MAY 12, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998,
                        MARCH 9, 1998 AND APRIL 23, 1998

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Jeff New. Mr. New has assisted in managing the Fund since its inception and has been primarily responsible for managing the Fund's investment portfolio since May 1998. Mr. New has been Senior Vice President and Portfolio Manager of the Adviser and Van Kampen American Capital Asset Management, Inc. ("VKACAM") since December 1997. Prior to December 1997, Mr. New was Vice President and Portfolio Manager of the Adviser and VKACAM. Prior to June 1994, Mr. New was Associate Portfolio Manager of VKACAM. Michael Davis as co-manager, is responsible for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been Vice President and Portfolio Manager of the Adviser and VKACAM since March 1998. Mr. Davis has been an investment professional since 1983 and prior to March 1998 was the owner of Davis Equity, a stock research company.
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                          VAN KAMPEN AMERICAN CAPITAL
                                  GROWTH FUND
             SUPPLEMENT DATED MAY 12, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998
                               AND MARCH 9, 1998

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Jeff New. Mr. New has been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. New has been Senior Vice President and Portfolio Manager of the Adviser and Van Kampen American Capital Asset Management, Inc. ("VKACAM") since December 1997. Prior to December 1997, Mr. New was Vice President and Portfolio Manager of the Adviser and VKACAM. Prior to June 1994, Mr. New was Associate Portfolio Manager of VKACAM. Michael Davis as co-manager, is responsible for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been Vice President and Portfolio Manager of the Adviser and VKACAM since March 1998. Mr. Davis has been an investment professional since 1983 and prior to March 1998 was the owner of Davis Equity, a stock research company.